Fair Value	12 Months Ended
Mar. 31, 2012
Fair Value

19. Fair Value:

Under Statement of ASC 820, “Fair Value Measurements and Disclosures”, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect NIDEC’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels.

Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs (other than quoted prices) that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 inputs are unobservable inputs for the asset or liability.

Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Assets and Liabilities that are measured at Fair Value on a Recurring Basis:

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,623	¥14,623	—	—
Derivatives	¥654	¥179	¥475	—

Total assets:	¥15,277	¥14,802	¥475	—

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,051	¥14,051	—	—
Derivatives	¥187	¥22	¥165	—

Total assets:	¥14,238	¥14,073	¥165	—

Liabilities:
Derivatives	¥44	¥44	—	—

Level 1 marketable equity securities and derivatives including commodity futures are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 derivatives including foreign exchange contracts are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates, and interest rates.

Fair value of financial instruments:

The estimated fair values of NIDEC’s financial instruments are summarized as follows:

	Yen in millions		Yen in millions
	March 31, 2011		March 31, 2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability)
Cash and cash equivalents	¥94,321	¥94,321	¥130,290	¥130,290
Short-term investments	2,745	2,745	7,810	7,810
Short-term loan receivable	141	141	119	119
Long-term loan receivable	241	243	85	86
Short-term borrowings	(52,018)	(52,018)	(59,608)	(59,608)
Commercial papers	—	—	(27,000)	(27,000)
Long-term debt including the current portion and excluding capital lease obligation	¥(100,751)	¥(104,891)	¥(100,602)	¥(103,218)

The following are explanatory notes relating to the financial instruments.

Cash and cash equivalents, short-term investments (time deposits), short-term loans receivable and short-term borrowings: In the normal course of business, substantially all cash and cash equivalents, short-term loans receivable, short-term borrowings and commercial papers are highly liquid and are carried at amounts that approximate fair value.

Long-term loan receivable: NIDEC’s long-term loan receivable instruments are classified as Level 2 instruments. The fair value of long-term loans was estimated by discounting expected future cash flows.

Long-term debt: NIDEC’s long-term debt instruments are classified as Level 2 instruments. The fair value of bonds issued by NIDEC was estimated based on their market price which was influenced by, and corresponded to stock price. The fair value of long-term bank loans (including the current portion and excluding the capital lease obligation) was estimated based on the discounted amounts of future cash flows using NIDEC’s current incremental borrowing rates for similar liabilities.